SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                               RULE 24f-2 NOTICE

                                     UNDER

                       THE INVESTMENT COMPANY ACT OF 1940

                                      FOR

                          RETIREMENT SYSTEM FUND INC.

                 317 MADISON AVENUE, NEW YORK, NEW YORK 10017





               Shares of Common Stock (par value $.001 per share)





                               File No. 33-37963




                     Name and Address of Agent for Service:

                               Stephen P. Pollak
                Executive Vice President, Counsel and Secretary
                          Retirement System Fund Inc.
                               317 Madison Avenue
                            New York, New York 10017

(i) This Rule 24f-2 Notice is filed on behalf of Registrant for the fiscal year ended September 30, 1995 (fiscal year end).

(ii) The number of shares of common stock of Registrant which had been registered under the Securities Act of 1933, other than pursuant to
Section 270.24f-2 of the Regulations under the Investment Company Act of 1940, but which remained unsold at the beginning of such fiscal period, is none.

(iii) The number of shares of common stock of Registrant registered during such fiscal period, other than pursuant to Section 270.24f-2 of the Regulations under the Investment Company Act of 1940, is none.

(iv) The number of shares of common stock of Registrant sold during such fiscal period is 415,287. 1

(v) The number of shares of common stock of Registrant sold during such fiscal period, in reliance upon registration pursuant to Section 270.24f-2 of the Regulations under the Investment Company Act of 1940, is 415,287. 2

Dated this 21st day of November 1995.



                                        /s/Stephen P. Pollak
                                        Stephen P. Pollak
                                        Executive Vice President, Counsel
                                        and Secretary





1.   Excludes shares issued upon reinvestment of dividends
2.   Calculation of fee on next page


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
Calculation of fee pursuant to Rule 24f-2(c) under the Investment Company Act of 1940:

Actual aggregate sale price for
which securities specified in
item (v) above (415,287 shares)
were sold                                                           $3,179,811

Reduced by the difference between:

(1) the actual aggregate redemption
price of securities of Registrant
redeemed during fiscal year ended
September 30, 1995 (183,665 shares), and          $902,460

(2) the actual aggregate redemption
price of such redeemed securities
previously applied by Registrant
pursuant to Section 24e-2(a) in
filings pursuant to Section 24(e)(1)
of the Investment Company Act of 1940              -0-              $902,460

Net Subscriptions (Redemptions)                                     $2,277,351

Fee at 1/29 of 1% (as specified in
Section 6(b) of the Securities Act
of 1933) of net sales:                                              $785.29



                  [LETTERHEAD OF MORGAN, LEWIS & BOCKIUS LLP]


November 20, 1995

Retirement System Fund Inc.
317 Madison Avenue
New York, New York 10017-5397

Re:     Rule 24f-2 Notice for Retirement System Fund Inc.
        (Registration No. 33-37963)

Gentlemen:

Retirement System Fund Inc. (the "Fund") is a corporation organized under the laws of the State of Maryland with its principal place of business in New York, New York. The Fund is an open-end diversified management investment company registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940 (the "1940 Act"). This opinion relates to shares of common stock, par value $.001 per share, issued by the Fund in reliance upon Rule 24f-2 for the fiscal year ended September 30, 1995, the registration of which is made definite by the filing of the attached Notice.

We have reviewed all proceedings taken by the Fund in connection with the authorization of an unlimited number of shares of common stock, par value
$.001 per share, which have been offered under a prospectus included as part of the Fund's Registration Statement on Form N-1A, as amended to the date hereof, which has been filed with the Commission under the Securities Act of 1933 and the 1940 Act (collectively, the "Registration Statement").

We are of the opinion that such shares of common stock, when sold and issued in return for the payment described in the Fund's Registration Statement were, legally issued, fully paid and non-assessable by the Fund.


Very truly yours,

/s/ Morgan, Lewis & Bockius LLP
Morgan, Lewis & Bockius LLP

cc:  Stephen P. Pollak, Esquire